NOTE 7 - SUPPLEMENTARY BALANCE SHEET INFORMATION: Schedule of Other Payables and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Details
Provision for legal claims	$ 128	$ 128
Accrued administrative expenses (includes directors' fees in the amount of $10 and $7, for the years 2022 and 2021, respectively)	40	34
Other Accounts Payable and Accrued Liabilities	$ 168	$ 162